SCHEDULE OF EFFECTIVE INCOME TAX RECONCILIATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,284,500)	$ (53,872)	$ 144,633	$ (13,023)
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Computed income tax benefits with Hong Kong statutory income tax rate	$ (541,942)	$ (8,889)	$ 23,865	$ (2,149)
Impact of different tax rates in other jurisdictions	114,864	8,889	(197,961)	2,149
Non-taxable income	(9)		(7)
Non-deductible expenses			41
Change in valuation allowance	159,535		62,113
Income tax benefits	$ (267,552)		$ (111,949)
Effective tax rate	8.15%		(77.40%)